Leases and Restricted Cash - Net Investments in Direct Financing Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel m³	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Vessel
Capital Leased Assets [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts	$ 191,969	$ 194,255	$ 470,213
Teekay Tangguh Joint Venture [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	20-year
Number of vessels | Vessel	2
Minimum scheduled future revenues, capital lease, 2016	$ 39,100
Minimum scheduled future revenues, capital lease, 2017	39,100
Minimum scheduled future revenues, capital lease, 2018	39,100
Minimum scheduled future revenues, capital lease, 2019	39,100
Minimum scheduled future revenues, capital lease, 2020	$ 39,100
Awilco LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	Plus a one year extension option
Number of vessels | Vessel			2
Volume of vessels | m³	155,900
Upfront fee			$ 1,000
Minimum scheduled future revenues, capital lease, 2016	$ 35,900
Minimum scheduled future revenues, capital lease, 2017	165,000
Minimum scheduled future revenues, capital lease, 2018	$ 134,600
Awilco LNG Carriers [Member] | Vessel One [Member]
Capital Leased Assets [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts			205,000
Upfront prepayment of charter for hire			51,000
Awilco LNG Carriers [Member] | Vessel Two [Member]
Capital Leased Assets [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts			205,000
Upfront prepayment of charter for hire			$ 51,000
Awilco LNG Carriers [Member] | Maximum [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	five-year fixed-rate
Awilco LNG Carriers [Member] | Minimum [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period, lessor	four-year fixed-rate